Restricted cash, time deposit and investment	12 Months Ended
Dec. 31, 2020
Restricted cash, time deposit and investment
Restricted cash, time deposit and investment

5. Restricted cash, time deposit and investment

	As of
	December 31,
	2019	2020
	RMB	RMB
Current:
Restricted cash	56,265	141,952
Restricted time deposits	193,505	239,873
Restricted wealth management products	—	9,600
Total	249,770	391,425

Non-current:
Restricted cash	82,207	7,254
Restricted time deposits	4,000	27,327
Restricted wealth management products	38,200	—
Total	124,407	34,581

Line of credit for short-term bank borrowings was secured by cash and short-term time deposits in banks, amounted to RMB216.9 million as of December 31, 2019 and secured by short-term time deposits in bank, amounted to RMB238.4 million as of December 31,2020.

The cash of RMB114.1 million and wealth management products of RMB38.2 million of Databook became temporary restricted as to withdrawal or usage by the Group and was consequently reclassified to restricted cash, and restricted wealth management products, respectively, as of December 31, 2019. The restricted wealth management products of RMB28.6 million were matured in year 2020, and balance of restricted cash was RMB142.0 million as of December 31, 2020. These cash and wealth management products became unrestricted to withdraw or use in January 2021 when the case was closed. See Note 11 and Note 24 for more detailed information.

Other restricted cash and time deposits mainly consist of a US$3.7 million deposit as collateral at its ADR depositary bank, and deposits in custodian accounts for insurance brokerage business and other business requirements, and are classified as current or non-current based on their respective maturity.